Offsets	Jul. 01, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	James Hardie Industries plc
Form or Filing Type	F-4
File Number	333-286977
Initial Filing Date	May 05, 2025
Fee Offset Claimed	$ 24,395.11
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, nominal value euro 0.59 per share
Unsold Securities Associated with Fee Offset Claimed | shares	8,195,850
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 180,181,087.09
Offset Note
1	The registrant has completed the offering that included the unsold securities associated with the claimed offset under the prior registration statement.

Termination / Withdrawal Statement	The registrant has completed the offering that included the unsold securities associated with the claimed offset under the prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	James Hardie Industries plc
Form or Filing Type	F-4
File Number	333-286977
Filing Date	May 05, 2025
Fee Paid with Fee Offset Source	$ 27,585.73
Offset Note
1	The registrant has completed the offering that included the unsold securities associated with the claimed offset under the prior registration statement.

Termination / Withdrawal Statement	The registrant has completed the offering that included the unsold securities associated with the claimed offset under the prior registration statement.